ORGANIZATION AND PRINCIPAL ACTIVITIES - Acquisition of a subsidiary (Details) - Morning Star	Aug. 22, 2023 USD ($) shares
ORGANIZATION AND PRINCIPAL ACTIVITIES
Consideration transferred | $	$ 20,250
Shares issued as consideration | shares	1,111,111
Morning Star
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of ownership	100.00%